Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Premises and equipment	$ 1,746.1	$ 1,687.7
Right-of-use assets (note 22)	1,008.0	1,020.6	$ 1,051.4
Inventories	645.6	694.5
Other revenue receivables	550.8	583.5
Finance lease receivables (note 22)	305.4	375.9
Prepaid expenses	245.9	282.1
Accrued interest and dividends	197.9	206.5
Subsidies and taxes receivable	167.6	124.9
Prepaid losses on claims	118.6	114.4
Deferred compensation plans	89.1	87.4
Income taxes refundable	88.7	169.0
Pension surplus (note 21)	48.8	51.9
Other	644.7	608.9
Current	2,430.0	2,457.8
Non-current	3,427.2	3,549.5
Other assets	5,857.2	6,007.3
Insurance and reinsurance companies
Disclosure of operating segments [line items]
Premises and equipment	362.0	367.8
Right-of-use assets (note 22)	396.1	385.4	418.9
Inventories	0.0	0.0
Other revenue receivables	0.0	0.0
Finance lease receivables (note 22)	8.5	8.8
Prepaid expenses	125.2	113.2
Accrued interest and dividends	195.5	195.7
Subsidies and taxes receivable	22.4	22.3
Prepaid losses on claims	118.6	114.4
Deferred compensation plans	89.1	87.4
Income taxes refundable	63.0	126.3
Pension surplus (note 21)	48.8	51.9
Other	559.5	490.3
Current	925.5	789.7
Non-current	1,063.2	1,173.8
Other assets	1,988.7	1,963.5
Non-insurance companies
Disclosure of operating segments [line items]
Premises and equipment	1,384.1	1,319.9
Right-of-use assets (note 22)	611.9	635.2	$ 632.5
Inventories	645.6	694.5
Other revenue receivables	550.8	583.5
Finance lease receivables (note 22)	296.9	367.1
Prepaid expenses	120.7	168.9
Accrued interest and dividends	2.4	10.8
Subsidies and taxes receivable	145.2	102.6
Prepaid losses on claims	0.0	0.0
Deferred compensation plans	0.0	0.0
Income taxes refundable	25.7	42.7
Pension surplus (note 21)	0.0	0.0
Other	85.2	118.6
Current	1,504.5	1,668.1
Non-current	2,364.0	2,375.7
Other assets	$ 3,868.5	$ 4,043.8